Directors’ emoluments and key management personnel remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Employee Emoluments And Remuneration [Abstract]
Schedule Of Emoluments And Remuneration

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Directors’ emoluments	1,537	1,026	791
Contributions to defined contribution pension schemes	2	4	3
Compensation for loss of office	—	29	—
Total emoluments	1,539	1,059	794
In respect of the highest paid director:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Short term employee benefits	491	290	235
Contributions to defined contribution pension schemes	1	1	1
	492	291	236
The remuneration of key management personnel during the year (excluding remuneration relating to executive directors which has been included in the table above) was as follows:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Short term employee benefits	555	303	909
Share based payments	933	365	145
Contributions to defined contribution pension schemes	12	2	6
	1,500	670	1,060